BENEFIT PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Retirement savings plan qualified under Section 401(k) of the Internal Revenue Code and other various benefit plans
Employee contribution as maximum percentage of pre-tax earnings	50.00%
Employer contribution against each dollar contributed by employee	0.50%
Net matching contributions	$ 9	$ 5	$ 2
Deferred compensation plan
Vesting percentage under deferred compensation plan	100.00%
Shares of common stock reserved for issuance pursuant to deferred compensation plan	100,000
Shares outstanding under the deferred compensation plan	69,788
Fair value of investments in the Rabbi Trust	$ 13	$ 14
Maximum
Retirement savings plan qualified under Section 401(k) of the Internal Revenue Code and other various benefit plans
Employer's contribution of participant's eligible earnings (as a percent)	3.00%
Vistana
Retirement savings plan qualified under Section 401(k) of the Internal Revenue Code and other various benefit plans
Employer contribution against each dollar contributed by employee (as a percent)	100.00%
Employer's contribution of participant's eligible earnings (as a percent)	1.00%